UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    New City Investment Managers Limited
Address: 5th Floor, 33 Chester Street
	 London SW1X 7BL, UK

13F File Number:  028-13134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Trehiou
Title: Director - CQS Cayman General Partner, as general partner for and on behalf of CQS Cayman Limited Partnership
Phone:     +44 1534 513007

Signature, Place, and Date of Signing:

     /s/ Gary Trehiou     St Helier, Jersey     May 22, 2009

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-13132                      CQS Cayman Limited Partnership